Organization and Nature of Operations (Tables)	6 Months Ended
Jun. 30, 2023
Organization and Nature of Operations [Abstract]
Schedule of Consolidated Financial Statements	The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities, including its WFOE and VIE:
Name of subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

Shengfeng Holding Limited (“Shengfeng HK”)	Hong Kong	August 18, 2020	100%	Investment holding of Tianyu
Tianyu Shengfeng Logistics Group Co., Ltd. (“Tianyu”, formerly known as “Fujian Tianyu Shengfeng Logistics Co., Ltd “)	Fujian, the PRC	December 16, 2020	100%	Investment holding of Shengfeng VIE

VIE and VIE’s subsidiaries:
Shengfeng Logistics Group Co., Ltd. (“Shengfeng VIE” or “Shengfeng Logistics”)	Fujian, the PRC	December 7, 2001	100%	Transportation and warehouse storage management service
Fuqing Shengfeng Logistics Co., Ltd.	Fujian, the PRC	April 15, 2011	100%	Transportation and warehouse storage management service
Xiamen Shengfeng Logistics Co., Ltd.	Fujian, the PRC	December 22, 2011	100%	Transportation and warehouse storage management service
Guangdong Shengfeng Logistics Co., Ltd.	Guangdong, the PRC	December 30, 2011	100%	Transportation and warehouse storage management service
Hainan Shengfeng Supply Chain Management Co., Ltd.	Hainan, the PRC	August 18, 2020	100%	Transportation and warehouse storage management service
Beijing Tianyushengfeng E-commerce Technology Co., Ltd.	Beijing, the PRC	January 9, 2004	100%	Transportation and warehouse storage management service
Beijing Shengfeng Supply Chain Management Co., Ltd.	Beijing, the PRC	April 13, 2016	100%	Transportation and warehouse storage management service
Shengfeng Logistics (Guizhou) Co., Ltd.	Guizhou, the PRC	August 15, 2017	100%	Transportation and warehouse storage management service
Shengfeng Logistics (Tianjin) Co., Ltd.	Tianjin, the PRC	March 8, 2016	100%	Transportation and warehouse storage management service
Shengfeng Logistics (Shandong) Co., Ltd.	Shandong, the PRC	March 15, 2016	100%	Transportation and warehouse storage management service
Shengfeng Logistics Hebei Co., Ltd.	Hebei, the PRC	February 17, 2016	100%	Transportation and warehouse storage management service
Shengfeng Logistics (Henan) Co., Ltd.	Henan, the PRC	March 28, 2016	100%	Transportation and warehouse storage management service
Shengfeng Logistics (Liaoning) Co., Ltd.	Liaoning, the PRC	March 2, 2016	100%	Transportation and warehouse storage management service

Name of subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

Shengfeng Logistics (Yunnan) Co., Ltd.	Yunnan, the PRC	January 25, 2016	100%	Transportation and warehouse storage management service
Shengfeng Logistics (Guangxi) Co., Ltd.	Guangxi, the PRC	February 1, 2016	100%	Transportation and warehouse storage management service
Hubei Shengfeng Logistics Co., Ltd.	Hubei, the PRC	December 15, 2010	100%	Transportation and warehouse storage management service
Shengfeng Logistics Group (Shanghai) Supply Chain Management Co., Ltd.	Shanghai, the PRC	August 26, 2015	100%	Transportation and warehouse storage management service
Shanghai Shengxu Logistics Co., Ltd.	Shanghai, the PRC	June 4, 2003	100%	Transportation and warehouse storage management service
Hangzhou Shengfeng Logistics Co., Ltd.	Zhejiang, the PRC	June 10, 2010	100%	Transportation and warehouse storage management service
Nanjing Shengfeng Logistics Co., Ltd.	Jiangsu, the PRC	August 30, 2011	100%	Transportation and warehouse storage management service
Suzhou Shengfeng Logistics Co., Ltd.	Jiangsu, the PRC	January 14, 2005	90%	Transportation and warehouse storage management service
Suzhou Shengfeng Supply Chain Management Co., Ltd. (a)	Jiangsu, the PRC	August 9, 2019	100%	Transportation and warehouse storage management service
Shengfeng Supply Chain Management Co., Ltd.	Fujian, the PRC	June 19, 2014	100%	Transportation and warehouse storage management service
Fuzhou Shengfeng Transportation Co., Ltd.	Fujian, the PRC	April 18, 2019	100%	Transportation and warehouse storage management service
Sichuan Shengfeng Logistics Co., Ltd.	Sichuan, the PRC	June 27, 2019	100%	Transportation and warehouse storage management service
Fujian Shengfeng Logistics Co., Ltd.	Fujian, the PRC	April 2, 2020	100%	Transportation and warehouse storage management service
Fujian Dafengche Information Technology Co. Ltd.	Fujian, the PRC	August 26, 2020	100%	Software engineering
Ningde Shengfeng Logistics Co. Ltd.(b)	Fujian, the PRC	November 12, 2018	51%	Transportation and warehouse storage management service
Fujian Fengche Logistics Co., Ltd. (c)	Fujian, the PRC	October 28, 2020	0%	Transportation service
Shengfeng Logistics (Zhejiang) Co., Ltd.	Zhejiang, the PRC	February 1, 2021	100%	Transportation and warehouse storage management service
Chengdu Shengfeng Supply Chain Management Co., Ltd.	Chengdu, the PRC	October 12, 2021	100%	Supply chain management service
Shengfeng Logistics Group (Ningde) Supply Chain Management Co., Ltd. (d)	Fujian, the PRC	September 23, 2022	100%	Supply chain management service

Significant subsidiaries of Tianyu:
Yichun Shengfeng Logistics Co., Ltd. (e)	Jiangxi, the PRC	December 1, 2022	100%	Transportation and warehouse storage management service
Fujian Shengfeng Smart Technology Co., Ltd. (f)	Fujian, the PRC	April 20, 2023	100%	Property management service
Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd. (g)	Shenzhen, the PRC	May 19, 2023	100%	Supply chain management service
Fujian Pingtan Tianyu Shengfeng Technology Co., Ltd(h)	Fujian, the PRC	September 27, 2023	100%	Supply chain management service
(a)	On July 8, 2021, Suzhou Shengfeng Supply Chain Management Co, Ltd. became a wholly owned subsidiary of Shengfeng Logistics.

(b)	On January 5, 2022, Shengfeng Logistics entered into a share transfer agreement with Fuzhou Puhui Technology Co., Ltd. (“Fuzhou Puhui”), an unrelated third party, to transfer its 49% equity interest in Ningde Shengfeng Logistics Co., Ltd. (“Ningde Shengfeng”) to Fuzhou Puhui. After the transaction, the Company owned a 51% equity interest in Ningde Shengfeng.
(c)	On June 5, 2023, 100% equity interest in Fujian Fengche Logistics Co., Ltd. was transferred to third parties.
(d)	On September 23, 2022, Shengfeng Logistics Group (Ningde) Supply Chain Management Co., Ltd. was set up in Fujian, China. This entity is fully owned by Shengfeng Logistics Group Co., Ltd. and will provide supply chain management service in the future.
(e)	On May 29, 2023, Yichun Shengfeng Logistics Co., Ltd. became a wholly owned subsidiary of Tianyu.
(f)	On April 20, 2023, Fujian Shengfeng Smart Technology Co., Ltd. was set up in Fujian, China. This entity is fully owned by Tianyu and will provide property management service in the future.
(g)	On May 19, 2023, Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd. was set up in Shenzhen, China. This entity is fully owned by Tianyu and will provide supply chain management service in the future.
(h)	On September 27, 2023, Fujian Pingtan Tianyu Shengfeng Technology Co., Ltd was set up in Fujian, China. 51% of the equity interest is owned by Tianyu, and 49% of the equity interest is owned by Shengfeng Supply Chain Management Co., Ltd. This entity will provide supply chain management service in the future.